Intangible Assets, Net (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 0.5	$ 0.6	$ 1.5	$ 1.8	$ 2.4	$ 20.3
Impairment of Intangible Assets, Finite-Lived						$ 18.1